Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Non-trade accounts receivable	$ 12,062	$ 7,058
Accumulated depreciation on vessel and equipment	660,785	666,710
Accumulated depreciation on vessels under capital leases	$ 61,087	$ 56,316